REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE INFORMATION
Schedule of net revenues

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Electric scooter sales	1,787,274,271	2,143,292,397	3,252,988,512
Accessory and spare parts sales	253,799,782	258,928,790	397,088,122
Service revenues	35,215,048	42,107,577	54,460,785
Revenues	2,076,289,101	2,444,328,764	3,704,537,419

Schedule of the Group's revenue based on geographic areas

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC	1,643,221,531	2,039,210,587	3,158,966,932
Europe	274,445,360	305,244,466	430,201,301
Others	158,622,210	99,873,711	115,369,186
Revenues	2,076,289,101	2,444,328,764	3,704,537,419